Security deposits and maintenance reserves (Tables)	3 Months Ended
Mar. 31, 2018
Security deposits and maintenance reserves
Schedule of security deposits and maintenance reserve deposits
	March 31, 2018 (Unaudited)	December 31, 2017

Security deposits	190.7	181.0
Maintenance reserve deposits	1,139.0	1,078.1

	1,329.7	1,259.1

Changes in security deposits and maintenance reserve deposits

	Maintenance reserves deposits	Security deposits	Total

Balance at December 31, 2016	858.2	219.8	1,078.0

Additions	291.4	25.8	317.2
Refunds from sublease (*)	—	3.3	3.3
Write-offs	(9.6)	—	(9.6)
Refunds/returns	(81.0)	(69.5)	(150.5)
Foreign exchanges variations	19.1	1.6	20.7

Balance at December 31, 2017	1,078.1	181.0	1,259.1

Additions	75.0	15.2	90.2
Write-offs	(0.6)	—	(0.6)
Refunds/returns	(19.9)	(6.4)	(26.3)
Foreign exchanges variations	6.4	0.9	7.3

Balance at March 31, 2018	1,139.0	190.7	1,329.7

(*) refers to the net amount received and refunds from TAP in relation to security deposits of subleased aircraft.